Income Taxes	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Income Taxes

19. Income Taxes

Components of earnings (losses) from continuing operations before income taxes and noncontrolling interests are as follows (in thousands):

	Year Ended December 31,
	2016	2015	2014
United States	$1,241,117	$407,666	$1,104,664
Foreign	57,542	(165,800)	42,624

	$1,298,659	$241,866	$1,147,288

The provision for income taxes consists of the following (in thousands):

	Year Ended December 31,
	2016	2015	2014
Current:
Federal	$286,224	$285,856	$247,898
State	27,353	4,618	30,790
Foreign	13,211	5,198	19,235

Total current	326,788	295,672	297,923

Deferred:
Federal	71,777	(213,601)	76,356
State	5,193	(21,240)	2,530
Foreign	(5,515)	(11,995)	(8,085)

Total deferred	71,455	(246,836)	70,801

Total provision for income taxes	$398,243	$48,836	$368,724

A reconciliation of the federal statutory tax rate (35%) to the total provision is as follows:

	Year Ended December 31,
	2016	2015	2014
Taxes computed at statutory rate	35.00%	35.00%	35.00%
State income taxes, net of federal income tax benefit	1.67%	-5.02%	3.40%
Federal research credit	-0.28%	-1.47%	-0.28%
Domestic manufacturing deduction	-2.11%	-9.98%	-2.39%
Equity in losses of foreign joint venture	0.27%	2.88%	0.89%
Impairment on investment in foreign joint venture	—	22.14%	—
Foreign rate differential	-1.05%	-5.04%	-0.97%
Noncontrolling interests	-2.81%	-16.27%	-3.03%
Out-of-period correction	-0.22%	-4.02%	-1.15%
Other, net	0.20%	1.97%	0.67%

Provision for income taxes	30.67%	20.19%	32.14%

The 2015 and 2014 provisions included out-of-period non-cash gains related to corrections to tax balances of $9.7 million and $13.2 million, respectively. These out-of-period adjustments were not material to the period of correction or any previously reported periods.

Deferred tax assets and liabilities resulted from the following (in thousands):

	December 31,
	2016	2015
Deferred tax assets:
Accrued liabilities and reserves	$195,787	$209,854
Allowance for doubtful accounts	15,511	12,912
Inventory	75,550	172,638
Post-retirement benefits	12,163	9,773
Commodity hedges	—	7,149
Net operating loss carryforward	11,544	14,690
Tax credit carryforwards	18,358	19,601

Total deferred tax assets	328,913	446,617

Deferred tax liabilities:
Holdbacks and amounts not due under contracts	(9,999)	(10,479)
Commodity hedges	(316)	—
Cumulative translation adjustments	—	(3,325)
Intangibles	(246,697)	(244,496)
Property, plant and equipment	(630,500)	(673,676)

Total deferred tax liabilities	(887,512)	(931,976)

Total net deferred tax liabilities	$(558,599)	$(485,359)

Non-current deferred tax liabilities included in deferred credits and other liabilities were $558.6 million at December 31, 2016 ($485.4 million at December 31, 2015). Nucor paid $329.3 million in net federal, state and foreign income taxes in 2016 ($260.3 million and $398.7 million in 2015 and 2014, respectively).

Cumulative undistributed foreign earnings for which U.S. taxes have not been provided are included in consolidated retained earnings in the amount of $190.1 million at December 31, 2016 ($169.6 million at December 31, 2015). These earnings are considered to be indefinitely reinvested and, accordingly, no provisions for U.S. federal and state income taxes are required. It is not practicable to determine the amount of unrecognized deferred tax liability related to the unremitted earnings.

State net operating loss carryforwards were $573.4 million at December 31, 2016 ($487.9 million at December 31, 2015). If unused, they will expire between 2017 and 2036. Foreign net operating loss carryforwards were $18.5 million at December 31, 2016 ($22.3 million at December 31, 2015). If unused, they will expire between 2028 and 2036.

At December 31, 2016, Nucor had approximately $44.1 million of unrecognized tax benefits, of which $43.4 million would affect Nucor’s effective tax rate, if recognized. At December 31, 2015, Nucor had approximately $50.5 million of unrecognized tax benefits, of which $49.8 million would affect Nucor’s effective tax rate, if recognized.

A reconciliation of the beginning and ending amounts of unrecognized tax benefits recorded in deferred credits and other liabilities is as follows (in thousands):

	December 31,
	2016	2015	2014
Balance at beginning of year	$50,510	$63,001	$65,975
Additions based on tax positions related to current year	6,157	6,508	6,295
Reductions based on tax positions related to current year	—	—	—
Additions based on tax positions related to prior years	147	241	5,673
Reductions based on tax positions related to prior years	(8,201)	(13,294)	(7,449)
(Reductions) additions due to settlements with taxing authorities	(258)	930	—
Reductions due to statute of limitations lapse	(4,267)	(6,876)	(7,493)

Balance at end of year	$44,088	$50,510	$63,001

We estimate that in the next twelve months, our gross uncertain tax positions, exclusive of interest, could decrease by as much as $8.6 million, as a result of the expiration of the statute of limitations.

During 2016, Nucor recognized $2.8 million of benefit in interest and penalties ($7.0 million of benefit in 2015 and $9.0 million of benefit in 2014). The interest and penalties are included in interest expense and other expenses, respectively, in the consolidated statements of earnings. As of December 31, 2016, Nucor had approximately $18.4 million of accrued interest and penalties related to uncertain tax positions on the consolidated balance sheet (approximately $21.2 million at December 31, 2015).

Nucor has concluded U.S. federal income tax matters for years through 2012. The tax years 2013 through 2015 remain open to examination by the Internal Revenue Service. The Canada Revenue Agency has substantially concluded its examination of the 2012 Canadian returns for Harris Steel Group Inc. and certain related affiliates and is now examining the 2013 Canadian returns. The tax years 2009 through 2015 remain open to examination by other major taxing jurisdictions to which Nucor is subject (primarily Canada and other state and local jurisdictions).